Income Taxes - Summary of Components of the Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Federal	$ 0	$ 0
State	31	38
Foreign	178	26
Total current tax expense	209	64
Deferred
Federal	0	0
State	0	0
Foreign	0	0
Total deferred tax expense	0	0
Total provision for income taxes	$ 209	$ 64	$ 276